SUPPLEMENT DATED MAY 1, 2008
TO

PROSPECTUS

FOR

COMPASS LIFE SINGLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

In the "Distribution of the Contracts" section, “National Association of Securities Dealers, Inc.” is replaced with “Financial Industry Regulatory Authority” and “NASD” is replaced with “FINRA”.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Compass Life (5/08)